RETIREMENT-RELATED BENEFITS - Net Periodic Benefit Cost of Retirement-Related Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost/(Income) of Pension Plans
Interest cost - income statement location	Other expenses	Other expenses	Other expenses
Expected return on plan assets - income statement location	Other expenses	Other expenses	Other expenses
Amortization of prior service costs/(credits) - income statement location	Other expenses	Other expenses	Other expenses
Recognized actuarial losses - income statement location	Other expenses	Other expenses	Other expenses
Curtailments and settlements - income statement location	Other expenses	Other expenses	Other expenses
Defined Benefit Pension Plans
Cost/(Income) of Pension Plans
Service cost	$ 81	$ 109	$ 101
Interest cost	11	10	17
Expected return on plan assets	(30)	(24)	(27)
Amortization of prior service costs/(credits)		(1)
Recognized actuarial losses (gains)	51	36	26
Curtailments and settlements	2
Multi-employer plans/other costs	7	13	20
Net periodic benefit cost	123	143	138
Non Pension Postretirement Benefit Plans
Cost/(Income) of Pension Plans
Service cost	2	3	3
Interest cost	2	1	1
Expected return on plan assets	(1)	(1)	(1)
Net periodic benefit cost	$ 3	$ 3	$ 4